Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Transactions with related parties - Gas vessels under construction (table)

Vessel Type	Hull No.	Cubic Meters (“CBM”)	Shipyard	Estimated Delivery	Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels
MGC[1]	8424	45,000	Hyundai Mipo Dockyard Co. Ltd, South Korea ("Hyundai Mipo")	Jun-26	—
MGC	8425	45,000	Hyundai Mipo	Sep-26	—
MGC	8426	45,000	Hyundai Mipo	Feb-27	—
MGC	8427	45,000	Hyundai Mipo	May-27	—
MGC	S1111	40,000	Nantong CIMC Sinopacific Offshore & Engineering Co. Ltd, China ("CIMC SOE")	Mar-27	9,798
MGC	S1112	40,000	CIMC SOE	Jul-27	9,798
LCO2[2] – HMGC[3]	8398	22,000	Hyundai Mipo	Jan-26	19,885
LCO2 – HMGC	8399	22,000	Hyundai Mipo	Apr-26	19,885
LCO2 – HMGC	8404	22,000	Hyundai Mipo	Sep-26	7,644
LCO2 – HMGC	8405	22,000	Hyundai Mipo	Nov-26	7,644
Total					$ 74,654

1.	Medium Gas Carrier – 2. Liquefied CO₂ Multi Gas Carrier – 3. Handy Multi Gas Carrier

Transactions with Related Parties - Consolidated Balance Sheets (Table)

Consolidated Balance Sheets	As of June 30, 2024	As of December 31, 2023
Assets:
CMTC-amounts relating to vessels acquisitions (a)	$—	$402
Capital-Gas – advances from the Partnership (b)	1,226	—
Due from related party	$1,226	$402
Liabilities:
CSM – payments on behalf of the Partnership (c)	$—	$114
Capital-Executive – payments on behalf of the Partnership (c)	3,137	3,823
CMTC-amounts relating to vessels acquisitions (a)	$2,213	$—
Capital-Gas – payments on behalf of the Partnership (c)	—	4,042
Due to related parties	$5,350	$7,979

Transactions with Related Parties - Consolidated Statements of Comprehensive Income (Table)
	For the six-month periods ended June 30,
Consolidated Statements of Comprehensive Income	2024	2023
Vessel operating expenses	$5,959	$5,212
General and administrative expenses (d)	1,276	1,296